Disclosures on Financial Instruments - Summary of Ageing of Trade and Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	₨ 198,933.0	$ 3,052.3	₨ 140,755.5
Finance receivables	238,989.7	3,666.9	175,632.5
Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(12,616.8)	(193.5)	(13,774.4)
Finance receivables	(11,717.9)	(179.8)	(35,975.1)
Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	159,303.3	2,444.3	118,528.8
Finance receivables	231,698.8	3,555.1	66,011.3
Not due [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(215.7)	(3.3)	(909.9)
Finance receivables	(7,443.7)	(114.2)	(14,036.4)
Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32,447.9	497.9	17,398.4
Finance receivables	4,371.8	67.0	6,621.7
Overdue up to 3 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(371.5)	(5.7)	(319.8)
Finance receivables	(154.5)	(2.4)	(407.5)
Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,888.8	29.0	1,604.4
Overdue 3-6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(354.8)	(5.4)	(254.9)
Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	5,293.0		3,223.9
Overdue more than 6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(11,674.8)	(179.1)	(12,289.8)
Overdue more than 6 months [Member] | Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue more than six months, considered recoverable	4,622.2		2,018.0
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	2,919.1	44.8	2,999.5
Later than three months [member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	(4,119.7)	(63.2)	(21,531.2)
Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	211,549.8	3,245.8	154,529.9
Finance receivables	250,707.6	3,846.7	211,607.6
Cost [Member] | Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	159,519.0	2,447.6	119,438.7
Finance receivables	239,142.5	3,669.3	80,047.7
Cost [Member] | Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32,819.4	503.6	17,718.2
Finance receivables	4,526.3	69.4	7,029.2
Cost [Member] | Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,243.6	34.4	1,859.3
Cost [Member] | Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	16,967.8	260.2	15,513.7
Cost [Member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	₨ 7,038.8	$ 108.0	₨ 24,530.7